Common shares - Special warrants (Details)			12 Months Ended
	May 21, 2020 CAD ($) $ / shares shares	May 21, 2020 USD ($) shares	Dec. 31, 2019 USD ($) shares
Disclosure of classes of share capital [line items]
Warrants issued | shares			564,540
Gross proceeds from issuance of warrants | $			$ 355,660
Common Shares
Disclosure of classes of share capital [line items]
Warrants issued | shares	9,093,940	9,093,940
Offering price | $ / shares	$ 1.65
Gross proceeds from issuance of warrants	$ 15,005,001	$ 10,767,589
Transaction costs | $		$ 823,703